FINANCIAL INFORMATION OF PARENT COMPANY - PARENT COMPANY CONDENSED BALANCE SHEETS (Details)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2017 CNY (¥)
Current assets:
Cash and cash equivalents	$ 67,200,000	¥ 428,420,773	$ 4,973,832	¥ 31,696,237
Prepayments and other current assets, net	82,871,872	528,109,288		9,855,467
Total current assets	164,848,163	1,050,511,405		42,315,115
Investments in subsidiaries and VIEs	11,598,895	73,915,119
TOTAL ASSETS	205,617,546	1,310,318,375		48,441,307
Current liabilities:
Amounts due to intercompany	3,733,321	23,790,959		30,258,237
Warrants				1,854,957
Total current liabilities	85,411,837	544,295,473		364,372,791
TOTAL LIABILITIES	85,814,709	546,862,815		366,837,286
SHAREHOLDERS' EQUITY (DEFICIT)
Additional paid-in capital	649,518,682	4,139,122,755		2,695,763,016
Statutory reserves	1,149,697	7,326,560		7,326,560
Accumulated other comprehensive loss	(1,991,928)	(12,693,760)		(16,678,203)
Accumulated deficit	(534,077,484)	(3,403,462,176)		(2,992,227,421)
Total shareholders' equity (deficit)	121,845,236	776,470,952		(287,718,247)
Total liabilities and shareholders' equity (deficit)	205,617,546	1,310,318,375		48,441,307
Parent Company
Current assets:
Cash and cash equivalents	1,921,321	12,243,809	$ 1,341,042	8,545,918	¥ 143,896	¥ 18
Prepayments and other current assets, net	8,823	56,226		4,090,219
Amounts due from intercompany	370,143,148	2,358,774,226		1,008,125,860
Total current assets	372,073,292	2,371,074,261		1,020,761,997
Investments	6,975,537	44,452,310
Investments in subsidiaries and VIEs	(222,886,291)	(1,420,365,177)		(1,295,612,695)
TOTAL ASSETS	156,162,538	995,161,394		(274,850,698)
Current liabilities:
Accrued expenses and other current liabilities	9,623,486	61,326,625		11,012,592
Amounts due to intercompany	1,991,308	12,689,811
Warrants	8,132,572	51,825,629		1,854,957
Bond payable	14,569,936	92,848,377
Total current liabilities	34,317,302	218,690,442		12,867,549
TOTAL LIABILITIES	34,317,302	218,690,442		12,867,549
SHAREHOLDERS' EQUITY (DEFICIT)
Additional paid-in capital	649,518,682	4,139,122,755		2,695,763,016
Statutory reserves	1,149,697	7,326,560		7,326,560
Accumulated other comprehensive loss	(1,991,928)	(12,693,760)		(16,678,203)
Accumulated deficit	(534,077,484)	(3,403,462,176)		(2,992,227,421)
Total shareholders' equity (deficit)	121,845,236	776,470,952		(287,718,247)
Total liabilities and shareholders' equity (deficit)	156,162,538	995,161,394		(274,850,698)
Class A Ordinary Shares
SHAREHOLDERS' EQUITY (DEFICIT)
Ordinary shares	7,098,168	45,233,784		17,197,060
Class A Ordinary Shares | Parent Company
SHAREHOLDERS' EQUITY (DEFICIT)
Ordinary shares	7,098,168	45,233,784		17,197,060
Class B ordinary shares
SHAREHOLDERS' EQUITY (DEFICIT)
Ordinary shares	148,101	943,789		900,741
Class B ordinary shares | Parent Company
SHAREHOLDERS' EQUITY (DEFICIT)
Ordinary shares	$ 148,101	¥ 943,789		¥ 900,741